Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	USD ($) [1]	AUD ($)	Share Capital [Member] AUD ($)	Share Premium [Member] AUD ($)	Warrants [Member] AUD ($)	Share Buyback Reserve [Member] AUD ($)	Share Based Payment Reserve [Member] AUD ($)	Accumulated Losses [Member] AUD ($)	Foreign Currency Translation Reserve [Member] AUD ($)
Beginning balance at Jun. 30, 2021		$ 136,726	$ 0	$ 0	$ 0	$ (311)	$ 5,979	$ 131,067	$ (9)
Changes in equity [abstract]
Loss after tax for the year		(47,821)	0	0	0	0	0	(47,821)	0
Other comprehensive income / (loss) for the year		(147)	0	0	0	0	0	0	(147)
Total comprehensive income / (loss) for the year		(47,968)	0	0	0	0	0	(47,821)	(147)
Transactions with owners in their capacity as owners
Share options exercised		3,167	0	0	0	0	1,235	1,932	0
Total transactions with owners in their capacity as owners		3,167	0	0	0	0	1,235	1,932	0
Ending balance at Jun. 30, 2022		91,925	0	0	0	(311)	7,214	85,178	(156)
Changes in equity [abstract]
Loss after tax for the year		(79,223)	0	0	0	0	0	(79,223)	0
Other comprehensive income / (loss) for the year		(62)	0	0	0	0	0	0	(62)
Total comprehensive income / (loss) for the year		(79,285)	0	0	0	0	0	(79,223)	(62)
Transactions with owners in their capacity as owners
Share options exercised		3,091	0	0	0	0	481	2,610	0
Total transactions with owners in their capacity as owners		3,091	0	0	0	0	481	2,610	0
Ending balance at Jun. 30, 2023		15,731	0	0	0	(311)	7,695	8,565	(218)
Changes in equity [abstract]
Loss after tax for the year	$ (146,443)	(221,083)	0	0	0	0	0	(221,083)	0
Other comprehensive income / (loss) for the year	201	303	0	0	0	0	0	0	303
Total comprehensive income / (loss) for the year	(146,242)	(220,780)	0	0	0	0	0	(221,083)	303
Transactions with owners in their capacity as owners
Share options exercised		0	0	0	0	0	(886)	886	0
Equity-settled share-based payment		(410)	0	0	0	0	(410)	0	0
Cancellation of share-based payment plans		0	0	0	0	311	(4,802)	4,491	0
Settlement of share-based payment with cash alternative		(1,597)	0	0	0	0	(1,597)	0	0
Equity-settled share-based payment to non-employee		1,905	0	0	0	0	1,905	0	0
Acquisition transaction		10,684	0	10,684	0	0	0	0	0
Capital reduction		0	0	(10,684)	0	0	0	10,684	0
Issue of warrants		7,504	0	0	7,504	0	0	0	0
Total transactions with owners in their capacity as owners		18,086	0	0	7,504	311	(5,790)	16,061	0
Ending balance at Jun. 30, 2024	$ (123,845)	$ (186,963)	$ 0	$ 0	$ 7,504	$ 0	$ 1,905	$ (196,457)	$ 85

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars